OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
A.Reportable segment

Information reported to the Group’s Board (the Chief Operating Decision Maker (CODM)) for the purposes of resource allocation and assessment of segment performance is focused on the research and development of the electric vehicles. The
Group has setup entities that will operate in the manufacturing and distribution, however at this stage, the Board reviews all the financial information as a single segment: Automotive.

B. Segment data

The following is an analysis of the Group’s segment results for the reportable segment for the years ended 31 December 2021, 2020 and 2019:

In thousands of euro	Automotive	Automotive	Automotive
	2021	2020	2019
Administrative expenses	(144,541)	(75,133)	(31,392)
Research and development expenses	(48,239)	(17,974)	(11,149)
Finance income	148,057	2,703	51
Finance cost	(27,620)	(5,758)	(3,235)
Loss for the year	(1,103,575)	(83,215)	(48,096)
Additions to PP&E and intangibles	343,369	163,573	101,928

The Company provides regularly to the Board, the measure of property, plant and equipment and intangible assets for the Automotive segment. The following table is breakdown of the segment’s balance sheet information for the years ended 31 December 2021 and 2020:

In thousands of euro	Automotive	Automotive
	2021	2020
Balance sheet information
Property, plant and equipment	240,018	112,719
Intangible assets and goodwill	366,446	171,726

C. Geographical information

The Automotive segment is managed on a worldwide basis and operates research and development primarily in the UK, the US, Germany, Lithuania, Russia and Israel. The manufacturing facilities are currently being built in the UK and the US. The geographic information analyzes the Group’s non-current assets by the Company’s country of domicile and other countries. Once revenue has been incurred it is envisaged to present it separately based on the geographic location of the subsidiary generating the revenue. The non-current assets correspond to property, plant and equipment as well as to intangible assets.

In thousands of euro	Automotive	Automotive
	2021	2020
Property, plant and equipment
UK	178,587	78,343
US	42,258	25,054
Spain	11,005	—
Russia	5,375	2,820
Others	2,793	6,502
Total	240,018	112,719

Intangible assets and goodwill
UK	366,401	170,110
Others	45	1,616
Total	366,446	171,726